VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—41.9%
U.S. Treasury Bonds 1.875%, 11/15/51	$ 7,767	$ 6,813
U.S. Treasury Notes
1.375%, 6/30/23	12,399	12,310
0.125%, 12/15/23	1,255	1,211
0.375%, 7/15/24	1,721	1,643
0.250%, 9/30/25	3,869	3,574
0.875%, 6/30/26	1,208	1,128
1.875%, 2/28/27	2,150	2,092
1.875%, 2/15/32	10,326	9,916
Total U.S. Government Securities (Identified Cost $39,813)		38,687

Mortgage-Backed Securities—26.5%
Agency—20.7%
Federal Home Loan Mortgage Corp.
Pool #G60019 4.500%, 3/1/44	136	144
Pool #Q35611 4.000%, 9/1/45	291	301
Pool #V81992 4.000%, 10/1/45	192	200
Pool #Q42921 3.500%, 9/1/46	425	427
Pool #Q52135 3.500%, 11/1/47	598	607
Pool #ZM5226 3.500%, 12/1/47	395	400
Pool #Q53881 4.500%, 1/1/48	266	280
Pool #Q61680 4.000%, 2/1/49	324	335
Pool #QA3079 3.500%, 10/1/49	197	199
Pool #QA4766 3.500%, 11/1/49	418	426
Pool #SD0164 3.500%, 12/1/49	350	353
Pool #RA2622 3.000%, 5/1/50	247	243
Pool #QA9935 3.000%, 6/1/50	171	168
Pool #QC2300 3.000%, 5/1/51	233	228
Pool #QC2692 3.000%, 6/1/51	240	236
Pool #QC2749 3.000%, 6/1/51	402	394
Pool #QC2869 3.000%, 6/1/51	574	564
Pool #QC4721 3.000%, 7/1/51	673	661
Pool #QC5404 3.500%, 8/1/51	99	99
Pool #QD4125 3.500%, 1/1/52	309	310
Pool #QD6687 3.500%, 2/1/52	220	221
	Par Value	Value

Agency—continued
Pool #QD9468 3.500%, 4/1/52	$ 270	$ 273
Pool #QD9700 4.000%, 4/1/52	390	401
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	413	419
Pool #MA2341 4.500%, 6/1/45	13	14
Pool #BE5050 4.000%, 9/1/45	362	377
Pool #BA4799 4.000%, 2/1/46	133	139
Pool #BJ8599 3.500%, 4/1/48	66	66
Pool #BK6111 4.000%, 7/1/48	456	470
Pool #BN4542 4.500%, 2/1/49	82	85
Pool #BO1345 3.500%, 8/1/49	284	287
Pool #BO3024 3.500%, 10/1/49	191	193
Pool #BO5325 3.000%, 11/1/49	140	138
Pool #BO4386 3.500%, 11/1/49	192	193
Pool #CA5122 3.000%, 2/1/50	450	443
Pool #FM8210 3.000%, 4/1/50	231	228
Pool #FM3181 4.000%, 4/1/50	129	134
Pool #BP5431 3.000%, 6/1/50	91	89
Pool #BP5432 3.000%, 6/1/50	281	277
Pool #BR9135 3.000%, 5/1/51	378	370
Pool #FM7290 3.000%, 5/1/51	633	622
Pool #BT0907 3.000%, 6/1/51	226	222
Pool #BT1809 3.000%, 6/1/51	676	662
Pool #BT2849 3.000%, 6/1/51	514	504
Pool #BT3321 3.000%, 6/1/51	235	230
Pool #BT5686 3.000%, 7/1/51	452	443
Pool #FM9098 3.000%, 10/1/51	983	966
Pool #FS0268 3.500%, 1/1/52	656	660
Pool #BV3044 3.000%, 2/1/52	489	484
Pool #CB2760 3.500%, 2/1/52	1,072	1,077
	Par Value	Value

Agency—continued
Pool #BV7183 3.500%, 3/1/52	$ 420	$ 421
Pool #BU8882 4.000%, 3/1/52	925	946
Pool #FS1253 4.000%, 4/1/52	490	503
		19,132

Non-Agency—5.8%
BB-UBS Trust
2012-SHOW, A 144A 3.430%, 11/5/36(1)	200	198
2012-SHOW, B 144A 3.882%, 11/5/36(1)	605	596
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	100	99
Century Plaza Towers 2019-CPT, B 144A 2.997%, 11/13/39(1)(2)	635	590
CF Hippolyta LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	336	317
2020-1, B1 144A 2.280%, 7/15/60(1)	248	234
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	435	455
2012-BWTR, A 144A 2.954%, 11/5/34(1)	695	694
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 1.317%, 7/15/25(1)(2)	165	163
JPMBB Commercial Mortgage Securities Trust 2013-C15, A4 4.096%, 11/15/45	395	399
MAD Mortgage Trust 2017-330M, A 144A 2.976%, 8/15/34(1)(2)	260	254
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(1)	530	490
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(1)	335	311
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(1)	190	190
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.547%, 2/15/40(1)(2)	$ 332	$ 328
		5,318

Total Mortgage-Backed Securities (Identified Cost $25,253)		24,450

Asset-Backed Securities—6.8%
Credit Card—2.6%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 0.789%, 5/15/28(2)	1,075	1,066
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 1.157%, 5/14/29(2)	1,305	1,300
		2,366

Other—4.2%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	256	244
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(1)	484	433
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	357	353
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	678	669
New Economy Assets Phase 1 Sponsor LLC 2021-1, A1 144A 1.910%, 10/20/61(1)	275	257
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(1)	440	404
Taco Bell Funding LLC
2016-1A, A23 144A 4.970%, 5/25/46(1)	234	237
2021-1A, A23 144A 2.542%, 8/25/51(1)	374	324
	Par Value	Value

Other—continued
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	$ 675	$ 618
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(1)	359	355
		3,894

Total Asset-Backed Securities (Identified Cost $6,518)		6,260

Corporate Bonds and Notes—23.4%
Communication Services—2.0%
AT&T, Inc.
2.250%, 2/1/32	261	232
3.300%, 2/1/52	245	210
3.500%, 9/15/53	478	419
Magallanes, Inc. 144A 5.141%, 3/15/52(1)	493	504
Paramount Global
4.200%, 5/19/32	208	208
4.950%, 5/19/50	241	252
		1,825

Consumer Discretionary—1.8%
AutoNation, Inc. 3.850%, 3/1/32	479	464
Hyatt Hotels Corp. 1.800%, 10/1/24	203	195
Kohl’s Corp. 3.375%, 5/1/31(3)	283	273
Lear Corp. 3.550%, 1/15/52	201	166
Marriott International, Inc. Series GG 3.500%, 10/15/32	303	288
Tapestry, Inc. 3.050%, 3/15/32	301	274
		1,660

Consumer Staples—0.8%
Coca-Cola Co. (The) 1.000%, 3/15/28	469	419
Mars, Inc. 144A 2.450%, 7/16/50(1)	436	345
		764

Energy—2.9%
Boardwalk Pipelines LP 4.450%, 7/15/27	151	154
	Par Value	Value

Energy—continued
Continental Resources, Inc. 144A 2.875%, 4/1/32(1)	$ 340	$ 303
Enterprise Products Operating LLC 4.200%, 1/31/50	245	243
HollyFrontier Corp. 4.500%, 10/1/30	382	372
Pioneer Natural Resources Co. 1.900%, 8/15/30	662	587
Plains All American Pipeline LP 3.800%, 9/15/30	550	539
Targa Resources Corp. 4.200%, 2/1/33	214	216
Williams Cos., Inc. (The) 3.500%, 10/15/51	260	228
		2,642

Financials—8.8%
AerCap Ireland Capital DAC
3.300%, 1/30/32	229	206
3.850%, 10/29/41	226	198
ANZ New Zealand Int’l Ltd. 144A 2.166%, 2/18/25(1)	390	380
Avolon Holdings Funding Ltd.
144A 2.125%, 2/21/26(1)	649	593
144A 4.250%, 4/15/26(1)	272	268
Bank of America Corp.
2.087%, 6/14/29	246	225
2.572%, 10/20/32	351	319
Daimler Trucks Finance North America LLC 144A 2.500%, 12/14/31(1)	332	291
General Motors Financial Co., Inc.
2.750%, 6/20/25	673	654
3.600%, 6/21/30	502	480
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	612	559
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	296	282
JPMorgan Chase & Co.
3.207%, 4/1/23	318	318
0.824%, 6/1/25	412	393
1.578%, 4/22/27	61	57
Morgan Stanley
0.791%, 1/22/25	472	453
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
1.593%, 5/4/27	$ 657	$ 610
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(1)	241	234
Old Republic International Corp. 3.850%, 6/11/51	271	252
U.S. Bancorp 3.700% (4)	346	313
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 10/15/27	388	401
Wells Fargo & Co.
3.526%, 3/24/28	475	474
3.350%, 3/2/33	197	191
		8,151

Health Care—1.1%
AbbVie, Inc. 4.250%, 11/21/49	423	439
Anthem, Inc. 1.500%, 3/15/26	349	329
Bristol-Myers Squibb Co. 4.250%, 10/26/49	112	122
CommonSpirit Health 4.187%, 10/1/49	161	160
		1,050

Industrials—2.7%
Boeing Co. (The)
3.625%, 2/1/31	526	512
5.805%, 5/1/50	691	798
Canadian Pacific Railway Co. 3.100%, 12/2/51	311	275
Honeywell International, Inc. 1.100%, 3/1/27	329	303
Triton Container International Ltd. 3.250%, 3/15/32	634	584
		2,472

Information Technology—0.6%
Micron Technology, Inc. 3.477%, 11/1/51	264	230
Western Digital Corp. 2.850%, 2/1/29	310	283
		513

	Par Value	Value

Materials—1.5%
Freeport-McMoRan, Inc. 5.450%, 3/15/43	$ 473	$ 530
LYB International Finance III LLC 3.625%, 4/1/51	178	161
Newmont Corp.
2.250%, 10/1/30	346	316
6.250%, 10/1/39	289	365
		1,372

Real Estate—0.2%
Tanger Properties LP 2.750%, 9/1/31	257	223
Utilities—1.0%
Boardwalk Pipelines LP 3.400%, 2/15/31	188	178
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	228	234
Pacific Gas and Electric Co. 2.500%, 2/1/31	250	216
Southern Co. (The) Series A 3.700%, 4/30/30	268	269
		897

Total Corporate Bonds and Notes (Identified Cost $22,704)		21,569

Total Long-Term Investments—98.6% (Identified Cost $94,288)		90,966

	Shares
Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(5)	1,458,229	1,458
Total Short-Term Investment (Identified Cost $1,458)		1,458

	Shares	Value

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(5)(6)	281,928	$ 282
Total Securities Lending Collateral (Identified Cost $282)		282

TOTAL INVESTMENTS—100.5% (Identified Cost $96,028)		$92,706
Other assets and liabilities, net—(0.5)%		(459)
NET ASSETS—100.0%		$92,247

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $11,731 or 12.7% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	No contractual maturity date.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$6,260	$—	$6,260
Corporate Bonds and Notes	21,569	—	21,569
Mortgage-Backed Securities	24,450	—	24,450
U.S. Government Securities	38,687	—	38,687
Securities Lending Collateral	282	282	—
Money Market Mutual Fund	1,458	1,458	—
Total Investments	$92,706	$1,740	$90,966
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
Securities held by the Fund with an end of period value of $256 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
See Notes to Schedule of Investments

VIRTUS SEIX CORE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.